Document and Entity Information	Apr. 01, 2025
Prospectus:
Entity Central Index Key	0001415726
Document Type	497
Prospectus Date	Apr. 01, 2025
Document Creation Date	Apr. 01, 2025
Document Effective Date	Apr. 01, 2025
Entity Registrant Name	Innovator ETFs Trust
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Period End Date	Oct. 31, 2025
Innovator Equity Defined Protection ETF - 2 Yr to April 2027 | Innovator Equity Defined Protection ETF - 2 Yr to April 2027
Prospectus:
Trading Symbol	TAPR